Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Investments in associates and joint ventures accounted for using the equity method
(1)	Investments in associates and joint ventures accounted for using the equity method as of December 31, 2025 and 2024 are as follows:

(In millions of won)		December 31, 2025			December 31, 2024
	Country	Ownership (%)	Carrying amount		Ownership (%)	Carrying amount
Investments in associates:
SK China Company Ltd.	China	27.3	₩	1,045,903	27.3	₩	975,443
Korea IT Fund(*1)	Korea	63.3		370,482	63.3		363,138
UniSK	China	49.0		26,442	49.0		26,031
SK Technology Innovation Company	Cayman Islands	49.0		33,523	49.0		34,516
SK MENA Investment B.V.(*2)	Netherlands	32.1		6,612	32.1		17,273
SK Latin America Investment S.A.(*3)	Spain	—		—	32.1		1,357
SK South East Asia Investment Pte. Ltd.	Singapore	20.0		368,776	20.0		391,572
Citadel Pacific Telecom Holdings, LLC(*4)	USA	15.0		55,167	15.0		51,780
SM Culture & Contents Co., Ltd.	Korea	22.8		29,305	22.8		39,567
Nam Incheon Broadcasting Co., Ltd.(*5)	Korea	—		—	27.3		15,635
Home Choice Corp.(*4)	Korea	17.8		2,773	17.8		3,238
Konan Technology Inc.(*4)	Korea	18.9		5,070	20.6		3,575
CMES Inc.(*4)	Korea	6.5		6,999	6.6		4,772
SK telecom Japan Inc.	Japan	24.9		3,629	24.9		3,703
Rebellions Inc. (Formerly, SAPEON Korea Inc.)(*4)	Korea	18.2		187,466	26.1		298,327
SK m&service Co., Ltd(*6)	Korea	30.0		24,551	—		—
Start-up Win-Win Fund and others(*4,7,8)	—	—		65,661	—		102,702

			₩	2,232,359		₩	2,332,629

Investments in joint ventures:
UTC Kakao-SK Telecom ESG Fund(*9)	Korea	48.2		6,111	48.2		9,198

			₩	2,238,470		₩	2,341,827

(*1)	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.
(*2)	The Group received ₩10,955 million from the paid-in capital reduction of SK MENA Investment B.V. for the year ended December 31, 2025, with no change in ownership interest.
(*3)
The Group is expected to receive ₩1,394 million from the liquidation of SK Latin America Investment S.A. and recognized a ₩282 million loss relating to investments in associates for the year ended December 31, 2025.

(*4)
These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of the board of directors even though the Group has less than 20% of equity interests.

(*5)
The Group received ₩4,000 million from the
paid-in
capital reduction of Nam Incheon Broadcasting Co., Ltd. and recognized a ₩11,791 million loss relating to investments in associates for the year ended December 31, 2025.

(*6)
The Group disposed of a portion of shares in SK m&service Co., Ltd., which was an indirect subsidiary of the Parent Company, to SAMKOO Inc. and received ₩54,987 million for the year ended December 31, 2025. As a result, the remaining shares have been reclassified as an investment in associate as of December 31, 2025.

(*7)	The Group exchanged its entire shares in id Quantique SA for shares in IonQ, Inc., and recognized a ₩1,189 million loss relating to investments in associates for the year ended December 31, 2025.
(*8)	The Group newly contributed ₩10,596 million in cash to Syntelligence AI Ltd. for the year ended December 31, 2025.
(*9)	This investment was classified as investment in joint ventures as the Group has joint control pursuant to the agreement with the other shareholders.

Market price of investments in listed associates
(2)	Market value of investments in listed associates as of December 31, 2025 and 2024 are as follows:

(In millions of won, except for share data)
	December 31, 2025				December 31, 2024
	Market price per share (in won)		Number of shares	Market value	Market price per share (in won)	Number of shares	Market value
SM Culture & Contents Co., Ltd.	₩	1,330	22,033,898	29,305	1,400	22,033,898	30,847
Konan Technology Inc.		19,710	2,359,160	46,499	19,470	2,359,160	45,933
CMES Inc.		33,100	763,968	25,287	24,000	763,968	18,335

Condensed financial information of material associates
(3)	The condensed financial information of material associates as of and for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	Korea IT Fund		SK China Company Ltd. (*1)	SK South East Asia Investment Pte. Ltd.(*1)	Rebellions Inc. (Formerly, SAPEON Korea Inc.)(*1,2)
	As of December 31, 2025
Current assets	₩	183,750	1,787,188	1,012,134	392,333
Non-current assets		401,222	2,120,977	965,785	295,580
Current liabilities		—	39,402	42,226	912,220
Non-current liabilities		—	407,230	31,791	10,420

	For the year ended December 31, 2025
Revenue	₩	40,134	68,245	132,567	32,022
Profit (loss) for the period		21,343	42,909	1,806	(204,898)
Other comprehensive income		4,232	239,747	12,323	219
Total comprehensive income (loss)		25,575	282,656	14,129	(204,679)

(In millions of won)
	Korea IT Fund		SK China Company Ltd.(*1)	SK South East Asia Investment Pte. Ltd.(*1)
	As of December 31, 2024
Current assets	₩	164,128	1,755,237	1,724,220
Non-current assets		409,248	1,898,657	1,328,952
Current liabilities		—	48,662	342,671
Non-current liabilities		—	328,485	18,430

	For the year ended December 31, 2024
Revenue	₩	57,110	71,870	119,019
Profit (loss) for the year		37,187	55,448	(54,649)
Other comprehensive income (loss)		13,006	(156,828)	(3,972)
Total comprehensive income (loss)		50,193	(101,380)	(58,621)

(In millions of won)
	Korea IT Fund		SK China Company Ltd.(*1)	SK South East Asia Investment Pte. Ltd.(*1)
	As of December 31, 2023
Current assets	₩	128,344	1,350,607	213,522
Non-current assets		402,819	1,987,252	3,034,553
Current liabilities		—	99,083	502,728
Non-current liabilities		—	252,100	13,586

	For the year ended December 31, 2023
Revenue	₩	33,017	70,126	76,686
Profit (loss) for the year		16,330	87,462	(66,169)
Other comprehensive income (loss)		5,316	(56,660)	2,779
Total comprehensive income (loss)		21,646	30,802	(63,390)

(*1)	The financial information of SK China Company Ltd., SK South East Asia Investment Pte. Ltd. and Rebellions Inc. (Formerly, SAPEON Korea Inc.) are consolidated financial information.
(*2)
The financial information includes the goodwill held by Rebellions Inc. (formerly, SAPEON Korea Inc.), which was recognized as part of the identifiable net assets of the associate at the time the investment in the associate was made.

Reconciliations of financial information of material associates to carrying amounts of investments in associates in the consolidated financial statements
(5)
Reconciliations of financial information of material associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Korea IT Fund	₩	584,972	63.3	370,482	—	370,482
SK China Company Ltd.		3,461,533	27.3	944,111	101,792	1,045,903
SK South East Asia Investment Pte. Ltd.(*1)		1,843,880	20.0	368,776	—	368,776
Rebellions Inc. (Formerly, SAPEON Korea Inc.)(*2,3)		(462,479)	18.2	(163,255)	350,721	187,466

(*1)	Net assets of the entity represent net assets excluding those attributable to the non-controlling interests.
(*2)	Net assets of the entity exclude the goodwill held by Rebellions Inc. (formerly, SAPEON Korea Inc.) at the time the investment in the associate was recognized.

(*3)
The ownership interest is based on the number of shares owned by the Parent Company divided by the total shares issued by the investee, and the effective ownership interest applied for the equity method is 35.3% as of December 31, 2025.

(In millions of won)
	December 31, 2024
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Korea IT Fund	₩	573,376	63.3	363,138	—	363,138
SK China Company Ltd.		3,276,747	27.3	893,609	81,834	975,443
SK South East Asia Investment Pte. Ltd.(*)		1,957,860	20.0	391,572	—	391,572

(*)	Net assets of the entity represent net assets excluding those attributable to the non-controlling interest.

Details of the changes in investments in associates and joint ventures accounted for using the equity method
(6)	Changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)	2025
	Beginning balance		Acquisition and disposal	Share of profit (loss)	Other compre- hensive income (loss)	Other changes	Ending balance
Investments in associates:
SK China Company Ltd.	₩	975,443	—	9,707	60,753	—	1,045,903
Korea IT Fund(*1)		363,138	—	13,519	2,681	(8,856)	370,482
UniSK(*1)		26,031	—	215	450	(254)	26,442
SK Technology Innovation Company		34,516	(1,363)	1,242	(872)	—	33,523
SK MENA Investment B.V.		17,273	(11,041)	401	(21)	—	6,612
SK Latin America Investment S.A.		1,357	(1,676)	191	128	—	—
SK South East Asia Investment Pte. Ltd.		391,572	—	(1,710)	(21,086)	—	368,776
Citadel Pacific Telecom Holdings, LLC(*1)		51,780	—	185	4,640	(1,438)	55,167
SM Culture & Contents Co., Ltd.		39,567	—	(4,220)	(153)	(5,889)	29,305
Nam Incheon Broadcasting Co., Ltd.(*1)		15,635	(15,791)	293	—	(137)	—
Home Choice Corp.		3,238	—	(465)	—	—	2,773
Konan Technology Inc.		3,575	3,535	(2,040)	—	—	5,070
CMES Inc.		4,772	3,374	(1,216)	69	—	6,999
SK telecom Japan Inc.		3,703	—	247	(321)	—	3,629
Rebellions Inc. (Formerly, SAPEON Korea Inc.)		298,327	(33,620)	(77,610)	369	—	187,466
SK m&service Co., Ltd(*2)		—	—	1,037	(52)	23,566	24,551
Start-up Win-Win Fund and others(*1,3,4)		102,702	10,253	3,458	(622)	(50,130)	65,661

		2,332,629	(46,329)	(56,766)	45,963	(43,138)	2,232,359
Investments in joint ventures:
UTC Kakao-SK Telecom ESG Fund		9,198	(2,000)	(1,087)	—	—	6,111

	₩	2,341,827	(48,329)	(57,853)	45,963	(43,138)	2,238,470

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2025.
(*2)
The Group disposed of a portion of shares in SK m&service Co., Ltd., which was an indirect subsidiary of the Parent Company, for the year ended December 31, 2025, resulting in the reclassification of the remaining shares as an investment in associate as of December 31, 2025.

(*3)	The Group exchanged its entire shares in id Quantique SA for shares in IonQ, Inc. and classified the investment in IonQ, Inc. as a financial asset at FVOCI for the year ended December 31, 2025.
(*4)	The acquisition for the year ended December 31, 2025 includes ₩10,596 million of investments in Syntelligence AI Ltd.

(In millions of won)	2024
	Beginning balance		Acquisition and disposal	Share of profit (loss)	Other compre- hensive income (loss)	Other changes	Ending balance
Investments in associates:
SK China Company Ltd.	₩	896,990	—	8,913	69,540	—	975,443
Korea IT Fund(*1)		336,404	—	23,552	8,237	(5,055)	363,138
UniSK		22,285	—	1,430	2,815	(499)	26,031
SK Technology Innovation Company		70,409	—	4,269	8,078	(48,240)	34,516
SK MENA Investment B.V.		14,872	—	329	2,072	—	17,273
SK Latin America Investment S.A.		14,607	—	(65)	1,268	(14,453)	1,357
SK South East Asia Investment Pte. Ltd.		355,282	—	(9,403)	45,693	—	391,572
Citadel Pacific Telecom Holdings, LLC(*1)		45,901	—	619	6,699	(1,439)	51,780
SM Culture & Contents Co., Ltd.		41,578	(3)	(1,880)	(128)	—	39,567
Nam Incheon Broadcasting Co., Ltd.(*1)		14,344	—	1,427	—	(136)	15,635
Home Choice Corp.		3,215	—	23	—	—	3,238
Konan Technology Inc.		6,349	(16)	(2,861)	103	—	3,575
CMES Inc.		900	(4,396)	(767)	51	8,984	4,772
SK telecom Japan Inc.		1,239	1,560	(983)	1,887	—	3,703
Rebellions Inc. (Formerly, SAPEON Korea Inc.)(*2)		—	—	—	—	298,327	298,327
Start-up Win-Win Fund and others(*1,3,4)		81,142	(2,953)	(1,686)	2,793	23,406	102,702

		1,905,517	(5,808)	22,917	149,108	260,895	2,332,629
Investments in joint ventures:
UTC Kakao-SK Telecom ESG Fund		9,495	—	(297)	—	—	9,198

	₩	1,915,012	(5,808)	22,620	149,108	260,895	2,341,827

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2024.
(*2)
The Group lost control of SAPEON Korea Inc., which was a subsidiary of the Parent Company, for the year ended December 31, 2024, due to a decreased ownership resulting from the merger between SAPEON Korea Inc. and Rebellions Inc. As a result, the entity was reclassified as an investment in associate for the year ended December 31, 2024.

(*3)
The acquisition for the year ended December 31, 2024 includes ₩5,878 million of investments in SK AMERICAS Inc. (formerly, SK USA Inc.), ₩180 million of investment in SK VENTURE CAPITAL, LLC., ₩273 million of investment in WALDEN SKT VENTURE FUND, ₩24 million of investment in F&U Credit information Co., Ltd. and ₩1,294 million of investment in AhnLab Blockchain

Company. The disposal for the year ended December 31, 2024 includes a portion of shares of SK AMERICAS Inc. (formerly, SK USA Inc.) for ₩167 million, a portion of
Start-up
Win-Win
Fund for ₩200 million, and the entire shares of 12CM JAPAN and Daliworks Inc. for ₩7,296 million and ₩2,013 million, respectively.
(*4)	The Group reclassified the entire shares of F&U Credit information Co., Ltd. as assets held for sale. (See note 39).

Details of cumulative unrecognized equity method losses
(7)
The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2025 are as follows:

(In millions of won)	Unrecognized loss			Unrecognized change in equity
	2025		Cumulative loss	2025	Cumulative loss
Invites Genomics Co., Ltd.	₩	7,662	29,840	(726)	560
U-land Co., Ltd		—	1,011	—	—

	₩	7,662	30,851	(726)	560